Condensed Consolidated Statements of Changes Shareholders’ Equity (Capital Deficiency) (Unaudited) - USD ($) $ in Thousands		Redeemable Convertible Preferred Shares Convertible Preferred Shares A	Redeemable Convertible Preferred Shares Convertible Preferred Shares B	Redeemable Convertible Preferred Shares Convertible Preferred Shares C	Redeemable Convertible Preferred Shares Convertible Preferred Shares D	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive Income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2022		$ 25,123	$ 2,292	$ 23,253	$ 44,451	$ 164	$ 6,952	$ (1,742)	$ (92,563)	$ (87,189)
Balance (in Shares) at Dec. 31, 2022		3,653,293	333,366	1,522,531	1,618,903	2,786,412
Exercise of options and warrants into Ordinary Shares						$ 1				1
Exercise of options and warrants into Ordinary Shares (in Shares)						8,549
Conversion of preferred shares to Ordinary Shares prior IPO		$ (9,437)		$ (14,286)	$ (2,046)	$ 154	25,615			25,769
Conversion of preferred shares to Ordinary Shares prior IPO (in Shares)		(1,460,682)		(932,472)	(73,363)	2,466,517
Issuance of preferred shares, net of issuance expenses					$ 1,187
Issuance of preferred shares, net of issuance expenses (in Shares)					42,341
Share-based compensation							824			824
Other comprehensive income (loss)								1,087		1,087
Net loss									(37,321)	(37,321)
Balance at Jun. 30, 2023		$ 15,686	$ 2,292	$ 8,967	$ 43,592	$ 319	33,391	(655)	(129,884)	(96,829)
Balance (in Shares) at Jun. 30, 2023		2,192,611	333,366	590,059	1,587,881	5,261,478
Balance at Mar. 31, 2023		$ 25,123	$ 2,292	$ 23,253	$ 45,638	$ 165	7,374	(1,194)	(111,082)	(104,737)
Balance (in Shares) at Mar. 31, 2023		3,653,293	333,366	1,522,531	1,661,244	2,793,645
Exercise of options and warrants into Ordinary Shares	[1]
Exercise of options and warrants into Ordinary Shares (in Shares)						1,317
Conversion of preferred shares to Ordinary Shares prior IPO		$ (9,437)		$ (14,286)	$ (2,046)	$ 154	25,615			25,769
Conversion of preferred shares to Ordinary Shares prior IPO (in Shares)		(1,460,682)		(932,472)	(73,363)	2,466,517
Share-based compensation							402			402
Other comprehensive income (loss)								539		539
Net loss									(18,802)	(18,802)
Balance at Jun. 30, 2023		$ 15,686	$ 2,292	$ 8,967	$ 43,592	$ 319	33,391	(655)	(129,884)	(96,829)
Balance (in Shares) at Jun. 30, 2023		2,192,611	333,366	590,059	1,587,881	5,261,478
Balance at Dec. 31, 2023		$ 15,686	$ 2,292	$ 8,967	$ 43,592	$ 320	35,134	(515)	(171,830)	(136,891)
Balance (in Shares) at Dec. 31, 2023		2,192,611	333,366	590,059	1,587,881	5,276,184
Exercise of options and warrants into Ordinary Shares						$ 12	443			455
Exercise of options and warrants into Ordinary Shares (in Shares)						196,851
Conversion of preferred shares to Ordinary Shares prior IPO					$ (296)	$ 1	295			296
Conversion of preferred shares to Ordinary Shares prior IPO (in Shares)					(10,599)	10,599
Issuance of Ordinary Shares following initial public offering, net of offering costs							66,335			$ 66,335
Issuance of Ordinary Shares following initial public offering, net of offering costs (in Shares)						4,411,765				24,630
Classification of warrants to equity							28,225			$ 28,225
Conversion of CLAs to Ordinary Shares						$ 246	69,324			69,570
Conversion of CLAs to Ordinary Shares (in Shares)						4,092,330
Conversion of preferred shares to Ordinary Shares following the IPO		$ (15,686)	$ (2,292)	$ (8,967)	$ (43,296)	$ 286	69,955			70,241
Conversion of preferred shares to Ordinary Shares following the IPO (in Shares)		(2,192,611)	(333,366)	(590,059)	(1,577,282)	4,693,318
Share-based compensation							3,324			3,324
Other comprehensive income (loss)								(1,857)		(1,857)
Net loss									(36,334)	(36,334)
Balance at Jun. 30, 2024						$ 865	273,035	(2,372)	(208,164)	63,364
Balance (in Shares) at Jun. 30, 2024						18,681,047
Balance at Mar. 31, 2024		$ 15,686	$ 2,292	$ 8,967	$ 43,592	$ 320	37,294	(6,488)	(185,077)	(153,951)
Balance (in Shares) at Mar. 31, 2024		2,192,611	333,366	590,059	1,587,881	5,277,268
Exercise of options and warrants into Ordinary Shares						$ 12	443			455
Exercise of options and warrants into Ordinary Shares (in Shares)						195,767
Conversion of preferred shares to Ordinary Shares prior IPO					$ (296)	$ 1	295			296
Conversion of preferred shares to Ordinary Shares prior IPO (in Shares)					(10,599)	10,599
Issuance of Ordinary Shares following initial public offering, net of offering costs							66,335			66,335
Issuance of Ordinary Shares following initial public offering, net of offering costs (in Shares)						4,411,765
Classification of warrants to equity							28,225			28,225
Conversion of CLAs to Ordinary Shares						$ 246	69,324			69,570
Conversion of CLAs to Ordinary Shares (in Shares)						4,092,330
Conversion of preferred shares to Ordinary Shares following the IPO		$ (15,686)	$ (2,292)	$ (8,967)	$ (43,296)	$ 286	69,955			70,241
Conversion of preferred shares to Ordinary Shares following the IPO (in Shares)		(2,192,611)	(333,366)	(590,059)	(1,577,282)	4,693,318
Share-based compensation							1,164			1,164
Other comprehensive income (loss)								4,116		4,116
Net loss									(23,087)	(23,087)
Balance at Jun. 30, 2024						$ 865	$ 273,035	$ (2,372)	$ (208,164)	$ 63,364
Balance (in Shares) at Jun. 30, 2024						18,681,047

[1]	Less than $1 thousands